Goodwill and Other Intangible Assets - Estimated Annual Amortization Expense Based on Intangible Assets Recognized (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 521.5
2023	515.2
2024	506.4
2025	459.9
2026	$ 408.3